Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 9.4	$ 5.7	$ 7.4
Charged to Income	1.4	4.5	0.8
Deductions	(6.2)	(0.8)	(2.5)
Balance at End of Period	4.6	9.4	5.7
Sales reserve accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	279.8	271.2	249.7
Charged to Income	1,316.9	1,157.8	1,306.4
Deductions	(1,273.8)	(1,149.2)	(1,284.9)
Balance at End of Period	322.9	279.8	271.2
Tax valuation allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	15.3	15.6	16.2
Charged to Income	11.7	(0.3)	(0.6)
Additions and Others	3.0
Balance at End of Period	$ 30.0	$ 15.3	$ 15.6